Schedule of Fair Value Measurements for Private Warrants (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2024 $ / shares	Jun. 30, 2024 $ / shares	Jun. 30, 2024 $ / shares $ / shares
IfrsStatementLineItems [Line Items]
Share price | (per share)	$ 12	$ 12	$ 12
Exercise price		$ 0.01
Dividend yield
Level 3 of fair value hierarchy [member] | Private Warrants [Member]
IfrsStatementLineItems [Line Items]
Exercise price	$ 11.50		$ 11.50
Share price	$ 0.97		$ 0.97
Volatility	54.90%	5490.00%	5490.00%
Expected life	4.73	4.73	4.73
Risk-free rate	4.33%	4.33%	4.33%
Dividend yield